Acquisitions and Divestitures - Summary of Consideration to Shareholders and Identification of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Millions				1 Months Ended			7 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 13, 2017	Jun. 23, 2015	Jun. 30, 2017	Feb. 28, 2017	Jul. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets acquired:
Goodwill	$ 29,172						$ 29,172	$ 29,172	$ 27,205	$ 25,331
AOL Inc
Business Acquisition [Line Items]
Cash acquired			$ 500
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Cash payment to equity holders			3,764					1	$ 179
Estimated liabilities to be paid			377					197
Total consideration			4,141
Assets acquired:
Goodwill			1,938
Intangible assets subject to amortization			2,504
Other			1,551
Total assets acquired			5,993
Liabilities assumed:
Total liabilities assumed			1,851
Net assets acquired			4,142
Noncontrolling interest			(1)
Total consideration			$ 4,141
Yahoo! Inc.
Business Acquisition [Line Items]
Cash acquired		$ 200
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net [Abstract]
Cash payment to equity holders	4,673	4,723			$ 4,480	$ 4,830
Estimated liabilities to be paid	38	38
Total consideration	4,711	4,761		$ 4,700
Assets acquired:
Goodwill	1,929	874					1,929	1,929
Intangible assets subject to amortization	1,873	2,586					1,873	1,873
Property, plant, and equipment	1,805	1,796					1,805	1,805
Other	1,332	1,362					1,332	1,332
Total assets acquired	6,939	6,618					6,939	6,939
Liabilities assumed:
Total liabilities assumed	2,178	1,824					2,178	2,178
Net assets acquired	4,761	4,794					4,761	4,761
Noncontrolling interest	(50)	(33)					(50)	(50)
Total consideration	$ 4,711	$ 4,761					4,711	$ 4,711
Measurement-period adjustments
Cash payment to equity holders, adjustment							(50)
Estimated liabilities to be paid, adjustment							0
Total consideration, adjustment							(50)
Goodwill, adjustments							1,055
Intangible assets subject to amortization, adjustments							(713)
Property, plant, and equipment, adjustments							9
Other, adjustments							(30)
Total assets acquired, adjustments							321
Liabilities assumed, adjustments							354
Net assets acquired, adjustments							(33)
Noncontrolling interest, adjustments							$ 17